Exploration and evaluation assets (Tables)	6 Months Ended
Jun. 30, 2026
Exploration and evaluation assets [Abstract]
Schedule of exploration and evaluation assets

	June 30, 2026	December 31, 2025
Balance, beginning of period	$138,280,668	$118,785,555
Additions:
Mineral rights and land fees	14,498	13,014
Site operations, environmental, construction, consulting and technical costs	5,348,493	11,037,467
Front-end engineering and design	789,260	—
Share-based compensation (Note 8)	290,617	840,620
Finance costs	75,000	—
Effect of foreign exchange	4,855,379	7,604,012
Balance, end of period	$149,653,915	$138,280,668